Condensed Consolidated Balance Sheets (Unaudited) (Q2) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 197,080	$ 164,680
Prepaid expenses and other current assets	38,975	30,867
Total current assets	236,055	195,547
Noncurrent assets:
Fixed assets, net	1,339	1,500
Total assets	237,394	197,047
Current liabilities:
Accounts payable	487	0
Accrued liabilities	56,126	45,049
Deferred revenue	84,766	55,533
Debt, current	350,000	0
Total current liabilities	491,379	100,582
Total liabilities	491,379	100,582
Commitments and contingencies (Note 6)
Equity:
Preferred stock, $.001 par value; 10,000,000 shares authorized; 6,750,000 shares issued and outstanding for class A convertible preferred stock and 250,000 shares issued and outstanding for class B convertible preferred stock at December 31 and June 30, 2017, respectively	7,000	7,000
Common stock, $.001 par value; 150,000,000 shares authorized; 38,380,663 shares issued and outstanding at December 31, 2017 and 38,000,663 shares issued and outstanding at June 30, 2017	38,380	38,000
Additional paid-in capital	1,129,620	1,010,000
Accumulated deficit	(1,428,985)	(958,535)
Total equity (deficit)	(253,985)	96,465
Total liabilities and equity	$ 237,394	$ 197,047